E-VALUATOR CONSERVATIVE/MODERATE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

66.22%	EXCHANGE TRADED FUNDS
2.70%	AGGREGATE BOND
	iShares Core Total USD Bond Market ETF	9,762	$532,810
	Vanguard Intermediate-Term Bond ETF	1,736	161,188

			693,998
5.99%	BROAD MARKET

	iShares Core Dividend Growth ETF	6,113	273,985
	JPMorgan US Value Factor ETF	11,408	340,529
	The SPDR S&P 1500 Value Tilt ETF	1,611	195,398
	Vanguard Extended Market ETF	4,429	729,368

			1,539,280
8.20%	CONVERTIBLE BOND

	iShares Convertible Bond ETF	21,817	2,106,431
13.34%	CORPORATE

	iShares Fallen Angels USD Bond ETF	19,959	587,338
	iShares Intermediate Term Corporate Bond ETF	5,470	337,991
	SPDR Portfolio High Yield Bond ETF	34,032	901,338
	The iShares Broad USD High Yield Corporate Bond ETF	18,745	773,419
	Vanguard Short-Term Corporate Bond ETF	9,925	826,256

			3,426,342
3.37%	CORPORATE HIGH YIELD

	Vanguard Intermediate-Term Corporate Bond ETF	8,902	864,740
0.42%	EMERGING MARKETS

	Invesco BLDRS Emerging Markets 50 ADR Index Fund ETF	707	39,809
	WisdomTree Emerging Markets ex-State-Owned Enterprise ETF	1,742	69,105

			108,914
3.91%	FIXED INCOME EMERGING MARKET

	Vanguard Emerging Markets Government Bond ETF	12,198	1,003,895
2.63%	GLOBAL MARKETS

	Vanguard Total World Stock ETF	7,287	674,630
2.16%	GOVERNMENT

	SPDR Bloomberg Barclays International Bond ETF	17,788	555,519
0.48%	HEALTH CARE

	The Principal Healthcare Innovators Index ETF	2,083	122,293
0.22%	INFLATION PROTECTED

	Schwab U.S. Tips ETF	928	57,610
3.49%	INTERNATIONAL
	Invesco FTSE RAFI Developed Markets ex-U.S. Small-Mid ETF	2,000	69,120
	Renaissance International IPO ETF	1,374	50,247
	Schwab International Small-Cap Equity ETF	4,105	154,553
	SPDR Portfolio Developed world (ex-US) ETF	11,289	381,004
	Vanguard FTSE All World ex US Small Cap ETF	1,267	154,371
	Vanguard FTSE Developed Markets ETF	1,339	63,214
	Vanguard Total International Stock ETF	420	25,267

			897,776
13.38%	LARGE CAP
	Invesco QQQ Trust Series 1 EFT	608	190,754
	iShares Russell Top 200 ETF	1,118	100,944
	Schwab Fundamental International Large Cap ETF	2,126	62,249
	Schwab Fundamental Large Cap ETF	1,472	66,667
	Schwab U.S. Large-Cap Growth ETF	10,906	1,400,439
	Schwab U.S. Dividend Equity ETF	13,844	887,954
	SPDR Dow Jones Industrial Average ETF Trust	1235	377,651
	Vanguard Large-Cap EFT	2,002	351,831
			3,438,489

E-VALUATOR CONSERVATIVE/MODERATE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

4.10%	MID CAP
	iShares Morningstar Mid-Cap Growth ETF	202	77,261
	Schwab U.S. Mid-Cap ETF	4,458	303,948
	Vanguard Mega Cap Value ETF	1,693	201,399
	Vanguard Mid-Cap ETF	1,457	301,264
	Vanguard Mid-Cap Growth ETF	795	168,596

			1,052,468
1.33%	SMALL CAP

	Vanguard Russell 2000 Value ETF	87	10,052
	Vanguard Small-Cap ETF	182	35,432
	Vanguard Small-Cap Growth ETF	458	122,588
	Vanguard Small-Cap Value ETF	1,225	174,207

			342,279
0.50%	TECHNOLOGY

	SPDR FactSet Innovative Technology ETF	298	64,097
	SPDR NYSE Technology ETF	447	63,183

			127,280
66.22%	TOTAL EXCHANGE TRADED FUNDS		17,011,944
32.37%	MUTUAL FUNDS

4.84%	AGGREGATE BOND
	Baird Core Plus Bond Fund Institutional Class	5,989	72,707
	Delaware Strategic Income Fund Institutional Class	10,148	87,678
	Fidelity US Bond Index Fund	29,496	367,222
	John Hancock Bond R6 Class	5,088	85,580
	Nuveen Strategic Income Fund R6 Class	13,111	148,280
	Vanguard Core Bond Fund Admiral Class	17,218	375,346
	Wells Fargo Core Plus Bond Fund R6 Class	7,737	105,374

			1,242,187
5.19%	BANK LOANS

	Shenkman Capital Floating Rate High Income Fund Institutional Class	121,881	1,146,903
	T. Rowe Price Institutional Floating Rate Fund	19,332	187,331

			1,334,234
0.16%	BLEND BROAD MARKET

	U.S. Vector Equity Portfolio Institutional Class	1,962	40,642
6.81%	BLEND LARGE CAP

	DFA Enhanced U.S. Large Company Portfolio Institutional Class	8,421	126,898
	DFA U.S. Large Company Portfolio Institutional Class	4,517	127,140
	JPMorgan U.S. Research Enhanced Equity Fund R6 Class	2,398	76,244
	Schwab S&P 500 Index Fund	24,708	1,418,749

			1,749,031
0.65%	BLEND SMALL CAP

	Fidelity Small Cap Index	6,700	167,357
1.22%	CONVERTIBLE

	AllianzGI Convertible Fund Institutional Class	7,233	312,258
1.96%	EMERGING MARKET STOCK

	American Funds New World Fund F3 Class	148	13,012
	Fidelity Emerging Markets Index Fund	16,833	214,454
	JPMorgan Emerging Markets Equity Fund R6 Class	576	25,365
	Vanguard Emerging Markets Bond Fund Admiral Class	8,814	250,680

			503,511
3.61%	FOREIGN AGGREGATE

	Delaware Diversified Income Fund R6 Class	11,095	105,069
	Dodge & Cox Global Bond Fund	68,128	823,672

			928,741
0.14%	FOREIGN BLEND

	Baillie Gifford International Growth Fund Institutional Class	1,654	35,662
2.36%	FOREIGN GROWTH

	American Funds SMALLCAP World Fund F3 Class	947	76,464
	Artisan International Small-Mid Fund Institutional Class	1,031	21,171
	Invesco Oppenheimer Global Opportunities Fund R6 Class	948	76,691
	Vanguard International Growth Fund Admiral Class	2,690	431,129

			605,455
1.53%	FOREIGN VALUE

E-VALUATOR CONSERVATIVE/MODERATE (30% - 50%) RMS FUND

SCHEDULE OF INVESTMENTS

December 31, 2020 (unaudited)

		Number
		of	Fair
	Security Description	Shares	Value

	Vanguard International Value Fund Investor Class	9,783	393,758
0.43%	GROWTH BROAD MARKET

	American New Perspective Fund R6 Class	1,821	110,221
2.50%	GROWTH LARGE CAP

	JPMorgan Large Cap Growth Fund R6 Class	1,304	81,405
	TIAA-CREF Large-Cap Growth Index Fund Institutional Class	10,375	511,904
	Vanguard U.S. Growth Fund Admiral Class	290	49,246

			642,555
0.26%	GROWTH SMALL CAP

	Franklin Small Cap Growth R6 Class	503	15,607
	JPMorgan Small Cap Growth Fund R6 Class	1,698	52,321

			67,928
0.47%	HIGH YIELD BOND

	AB GlexFree High Yield Portfolio Advisor Class	12,268	121,698
	Hartford Strategic Income Fund Y Class	0	-

			121,698
0.24%	INFLATION PROTECTED

	DFA Inflation Protected Securities Portfolio Institutional Class	2,296	30,404
	DFA LTIP Portfolio Institutional Class	2,582	30,801

			61,205

32.37%	TOTAL MUTUAL FUNDS		8,316,443
1.39%	MONEY MARKET FUNDS

	Goldman Sachs FS Government Fund, Institutional 0.03%*	356,793	356,793

99.98%	TOTAL INVESTMENTS		25,685,180
0.02%	Other assets, net of liabilities		6,145
100.00%	NET ASSETS
			$ 25,691,325

* Effective 7 day yield as of December 31, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2020:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Exchange Traded Funds	$17,011,944	$-	$-	$17,011,944
Mutual Funds	8,316,443	-	-	8,316,443
Money Market Funds	356,793	-	-	356,793

Total Investments	$25,685,180	$-	$-	$25,685,180

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2020.

At December 31, 2020, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $22,840,518 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,850,312
Gross unrealized depreciation	(5,650)
Net unrealized appreciation
$2,844,662